[Aetna Letterhead]                                         151 Farmington Avenue
[Aetna Logo]                                               Hartford, CT 06156

                                                           Maria R. L. Stewart
                                                           ARS Law TS31
                                                           (860) 273-6286
September 1, 1999                                          Fax: (860) 273-3004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account C
    Prospectus Title: Individual Deferred Variable Annuity Contracts for
                      Individual Retirement Annuities (IRAs) and Simplified Employee Pension (SEP) Plans under Section 408
    File Nos.: 33-75988* and 811-2513
    Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 ("Amendment No. 16") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 16 which was declared effective on September 1, 1999. The text of Amendment No. 16 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-6286.

Sincerely,

/s/ Maria R. L. Stewart

Maria R. L. Stewart



---------------------------
*Pursuant to Rule 429(a) under the securities Act of 1933, the Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statement Nos.:
33-75972, 33-76024, and 33-89858.